Expenses By Nature - Schedule of Finance Costs (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Finance Costs [Abstract]
Finance issue expense	[1]		$ 65,849
Interest accretion expense	[2]	702,605	50,126
Other finance expenses		170,943	73,856
Finance costs		$ 873,548	$ 189,831

[1]	Represents the portion of the March 2024 Offering financing costs allocated to the Subscription Warrants.
[2]	Interest accretion expense or amortization of the discount is in respect of the lease liability and other long-term liabilities (See Note 13 and Note 14).